Shares (Tradeweb Markets LLC and Subsidiaries) (Tables) - Tradeweb Markets LLC	12 Months Ended
Dec. 31, 2018
Shares
Schedule of issued and vested shares

The Company's issued and vested shares are as follows:

	Successor	Predecessor
	December 31, 2018	December 31, 2017
Number of Vested Shares Issued
Class A Shares	146,333	146,333
Class C Shares	447	447
Class P(A) Shares	6,887	6,887
Class P(C) Shares	2	2
Class P-1(A) Shares	6,094	—
Class P-1(C) Shares	232	—

Recapitalization
Shares
Schedule of issued and vested shares

The Company’s issued and vested shares adjusted retroactively for the Recapitalization, in their pre-exchange classes, are as follows at December 31, 2018 and 2017:

	Successor	Predecessor
	December 31, 2018	December 31, 2017
Number of Vested Shares Issued
Class A Shares	203,245,361	203,245,361
Class C Shares	612,431	621,431
Class P(A) Shares	9,565,659	9,565,659
Class P(C) Shares	2,520	2,520
Class P-1(A) Shares	8,464,589	—
Class P-1(C) Shares	322,637	—